Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000136015 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000136015 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000136015 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000136015 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136015 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136015 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000136015 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136015 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000136015 | McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000136015 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136015 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000136015 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.18%
C000136015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000136015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000136015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000136015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000136015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000136015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000136015 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136015 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000109113 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000109113 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000109113 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000109113 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109113 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109113 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000109113 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109113 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000109113 | McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000109113 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.59%
C000109113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.18%
C000109113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000109113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000109113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000109113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000109113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000109113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000109113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109113 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000173736 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000173736 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000173736 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000173736 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000173736 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000173736 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000173736 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000173736 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173736 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000173736 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000173736 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	27.47%
C000173736 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000173736 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.04%
C000173736 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000173736 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000173736 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000173736 | Transportation Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000173736 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000173736 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
C000173736 | France
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000173736 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000173736 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000173736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000173736 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.46%
C000173736 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.75%
C000173736 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000173736 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000173736 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000173736 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000173736 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000173736 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000173736 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000173736 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000173735 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000173735 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000173735 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000173735 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000173735 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000173735 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000173735 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000173735 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173735 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000173735 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000173735 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	27.47%
C000173735 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000173735 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.04%
C000173735 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000173735 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000173735 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000173735 | Transportation Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000173735 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000173735 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
C000173735 | France
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000173735 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000173735 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000173735 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000173735 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.46%
C000173735 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.75%
C000173735 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000173735 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000173735 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000173735 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000173735 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000173735 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000173735 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000173735 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.48%